Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Cash provided by (used in):
Net income (loss)	$ 29,683	$ 16,229
Adjustments to determine net cash flows:
Provision for credit losses	793	246
Stock-based compensation	727	1,044
Income tax provision	11,046	6,046
Interest income	(163,245)	(84,745)
Interest expense	89,433	30,556
Amortization	1,348	1,431
Accretion of discount on securities	(126)	(255)
Foreign exchange rate change on assets and liabilities	(667)	3,300
Interest received	157,430	77,970
Interest paid	(68,786)	(24,919)
Income taxes paid	(13,276)	(5,207)
Securities	(42,155)	(133,427)
Loans	(664,618)	(704,607)
Deposits	651,238	617,589
Change in other assets and liabilities	33,997	19,426
Net cash flows from (used in) operating activities	22,822	(179,323)
Purchase of property and equipment	(350)	(746)
Net cash flows from (used in) investing activities	(350)	(746)
Financing:
Purchase and cancellation of common shares	(13,292)	0
Dividends paid	(2,703)	(2,802)
Repayment of lease obligations	(527)	(469)
Net cash flows from (used in) financing activities	(16,522)	(3,271)
Change in cash	5,950	(183,340)
Effect of exchange rate changes on cash	(6,805)	(3,969)
Cash, beginning of the period	88,581	271,523
Cash, end of the period	$ 87,726	$ 84,214